Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Table Text Block [Abstract]
Summary of other liabilities

The following is a summary of Other liabilities as of December 31:

(Millions)	2014	2013
Membership Rewards liability	$6,521	$6,151
Employee-related liabilities(a)	2,258	2,227
Rebate and reward accruals(b)	2,389	2,210
Deferred card and other fees, net	1,308	1,314
Book overdraft balances	647	442
Other(c)	4,728	4,566
Total	$17,851	$16,910

  Employee-related liabilities include employee benefit plan obligations and incentive compensation.
  Rebate and reward accruals include payments to third-party card-issuing partners and cash-back reward costs.
  Other includes accruals for general operating expenses, client incentives, advertising and promotion, restructuring and reengineering reserves and derivatives.

Carrying amount of deferred charge card and other fees

The carrying amount of deferred card and other fees, net of deferred direct acquisition costs and reserves for membership cancellations as of December 31 was as follows:

(Millions)	2014	2013
Deferred card and other fees(a)	$1,615	$1,609
Deferred direct acquisition costs	(176)	(164)
Reserves for membership cancellations	(131)	(131)
Deferred card and other fees, net	$1,308	$1,314

Includes deferred fees for Membership Rewards program participants.